SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Investment In Federal Home Loan Bank Stock [Member]
Accounting Policies [Line Items]
Issue Price Per Share	$ 100
Furniture and Equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Furniture and Equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Buildings and Improvements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	31 years
Office Buildings and Improvements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years